Report of Directors Financial Review Risk Report - Consensus upside and downside scenarios (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consensus upside scenario | UK | Due within 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	11.30%	10.80%
Consensus upside scenario | UK | 1-2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	3.50%	3.10%
House prices (annual average growth rate, %)	24.20%	13.00%
Inflation (annual average growth rate, %)	1.40%	1.30%
Central bank policy rate (annual average, %)	3.60%	3.70%
Consensus upside scenario | France | Due within 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	8.90%	10.40%
Consensus upside scenario | France | 1-2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	6.40%	6.20%
House prices (annual average growth rate, %)	22.80%	19.60%
Inflation (annual average growth rate, %)	0.10%	1.50%
Central bank policy rate (annual average, %)	1.40%	2.60%
Consensus downside scenario | UK | Due within 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(1.00%)	(1.00%)
Consensus downside scenario | UK | 1-2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	6.10%	6.40%
House prices (annual average growth rate, %)	(4.50%)	(12.00%)
Inflation (annual average growth rate, %)	3.40%	4.10%
Central bank policy rate (annual average, %)	5.00%	5.70%
Consensus downside scenario | France | Due within 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(0.60%)	(0.30%)
Consensus downside scenario | France | 1-2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	8.30%	8.50%
House prices (annual average growth rate, %)	(0.30%)	(1.20%)
Inflation (annual average growth rate, %)	2.60%	3.80%
Central bank policy rate (annual average, %)	3.20%	4.20%
Downside 2 scenario | UK | Due within 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(9.10%)	(8.80%)
Downside 2 scenario | UK | 1-2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	8.40%	8.40%
House prices (annual average growth rate, %)	(27.20%)	(30.20%)
Inflation (annual average growth rate, %)	10.10%	10.10%
Central bank policy rate (annual average, %)	5.50%	6.00%
Downside 2 scenario | France | Due within 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(7.90%)	(6.60%)
Downside 2 scenario | France | 1-2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	10.40%	10.20%
House prices (annual average growth rate, %)	(14.00%)	(14.50%)
Inflation (annual average growth rate, %)	7.60%	8.60%
Central bank policy rate (annual average, %)	4.20%	5.20%